Summary of significant accounting policies (Policies)	6 Months Ended
Jun. 30, 2026
Accounting Policies [Abstract]
Use of estimates

(a)	Use of estimates

The preparation of the Group’s unaudited condensed consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ materially from such estimates.

Accounting estimates and judgments include the recoverability of prepayments to vendors, impairment of long-lived assets, valuation of deferred tax assets, write-downs of inventories and prepayments, provision for inventory purchase commitments, valuation and recognition of share-based compensation and provision for product warranty.

Management bases its estimates on historical experience and other assumptions believed to be reasonable under the circumstances. Actual results could differ materially from these estimates.

Fair value measurements

(b)	Fair value measurements

The Group applies ASC 820, Fair Value Measurement, when measuring fair value and for related fair value disclosures. Fair value measurements are categorized within a three-level hierarchy based on the lowest level input that is significant to the measurement. Level 1 inputs are quoted prices in active markets for identical assets or liabilities; Level 2 inputs are observable inputs other than Level 1 quoted prices; and Level 3 inputs are unobservable inputs.

The fair values of the Group’s assets as of December 31, 2025 and June 30, 2026 were as follows:

	As of December 31, 2025				As of June 30, 2026
	Fair Value	Level 1	Level 2	Level 3	Fair Value	Level 1	Level 2	Level 3
	(RMB in thousands)				(RMB in thousands)

Time deposits	21,100	—	21,100	—	21,368	—	21,368	—
Structured deposits	239,330	—	239,330	—	125,836	—	125,836	—
Government securities	7,101	—	7,101	—	2,024	—	2,024	—
Fund investments	—	—	—	—	5,181	—	5,181	—
Money market funds	428	428	—	—	416	416	—	—
Cryptocurrencies	193,642	193,642	—	—	101,216	101,216	—	—
Total	461,601	194,070	267,531	—	256,041	101,632	154,409	—

Our financial instruments that are not re-measured at fair value include cash and cash equivalents except for the money market funds, USDC, interest receivables, other receivables, accounts payable and other liabilities. The carrying values of these financial instruments materially approximate their fair values.

Related party transactions

(c)	Related party transactions

Parties are considered to be related if one party has the ability, directly or indirectly, to control the other party or exercise significant influence over the other party in making financial and operating decisions. Parties are also considered to be related if they are subject to common control. Related parties may be individuals or corporate entities. A transaction is considered to be a related party transaction when there is a transfer of resources or obligations between related parties.

Transactions involving related parties cannot be presumed to be carried out on an arm’s-length basis, as the requisite conditions of competitive, free-market dealings may not exist. Representations about transactions with related parties, if made, shall not imply that the related party transactions were consummated on terms equivalent to those that prevail in arm’s-length transactions unless such representations can be substantiated.

Recently adopted or issued accounting pronouncements

(d) Recently adopted or issued accounting pronouncements

The Group did not adopt any new accounting standards during the six months ended June 30, 2026 that had a material impact on its consolidated financial statements.

In November 2024, the FASB issued ASU No. 2024-03, “Income Statement – Reporting Comprehensive Income – Expense Disaggregation Disclosure (Subtopic 220-40): Disaggregation of Income Statement Expenses”, requiring public entities to disclose additional information about specific expense categories in the notes to the financial statements on an interim and annual basis. The ASU is effective for fiscal years beginning after December 15, 2026, and for interim periods beginning after December 15, 2027, with early adoption permitted. The Company is currently evaluating the impact of adopting ASU No. 2024-03.